Intangible assets (Tables)	9 Months Ended
Sep. 30, 2022
Intangible Assets
Schedule of intangible assets

	Product development in progress	Intellectual property and patents registration	Software	Total
2022	€’000	€’000	€’000	€’000
Cost
At January 1, 2022	1,918	1,911	23	3,852
Additions – other*	1,404	—	41	1,445
At September 30, 2022	3,322	1,911	64	5,297

Amortisation
At January 1, 2022	—	—	(5)	(5)
Amortisation charge	—	—	(11)	(11)
At September 30, 2022	—	—	(16)	(16)

Net book value
At September 30, 2022	3,322	1,911	48	5,281

2021
Cost
At January 1, 2021	288	1,911	4	2,203
Additions – other*	1,630	—	19	1,649
At December 31, 2021	1,918	1,911	23	3,852

Amortisation
At January 1, 2021	—	—	—	—
Amortisation charge	—	—	(5)	(5)
At December 31, 2021	—	—	(5)	(5)

Net book value
At December 31, 2021	1,918	1,911	18	3,847